Business Combination (Details) - Schedule of Fair Value of the Acquired Assets and Assumed Liabilities of the Accounting Acquiree $ in Thousands	Dec. 31, 2021 USD ($)
Assets:
Cash, cash equivalents and investments	$ 19,064
Other current assets	2,558
Other assets	833
Intangibles
Total assets	8,282
Goodwill	9,946
Liabilities:
Current liabilities	3,056
Assets acquired and liabilities assumed, net	37,627
Developed technology [Member]
Intangibles
Intangibles	5,726
Customer Relationships [Member]
Intangibles
Intangibles	$ 2,556